Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Deferred tax asset	$ 0	$ 20,936	$ 6,284
Israel [Member]
Income Tax [Line Items]
Israeli statutory rate	23.00%
Net operating loss carryforwards	$ 40,146	$ 26,635